John Hancock
Floating Rate Income Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 85.2%					$802,102,705
(Cost $837,916,686)
Communication services 7.7%					72,548,675
Diversified telecommunication services 1.9%
Connect Finco SARL, 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.848	12-11-26		1,580,445	1,576,241
Cyxtera DC Holdings, Inc., 2023 DIP Term Loan (1 month CME Term SOFR + 8.500%)	13.936	12-07-23		2,436,512	2,429,665
Cyxtera DC Holdings, Inc., Incremental Term Loan (B)	0.000	05-01-24		1,102,564	633,974
Cyxtera DC Holdings, Inc., Term Loan B (B)	0.000	05-01-24		7,109,466	4,374,881
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	9.213	10-08-27		1,964,641	1,922,284
Voyage Digital, USD Term Loan B (3 month CME Term SOFR + 4.000%)	9.367	05-11-29		3,982,244	3,972,288
Zacapa SARL, 2022 Term Loan (3 month CME Term SOFR + 4.000%)	9.390	03-22-29		2,888,062	2,864,611
Entertainment 0.1%
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (3 month EURIBOR + 5.000%) (C)	8.795	06-05-30	EUR	729,001	0
Technicolor Creative Studios SA, EUR Term Loan (6 month EURIBOR + 0.500%)	4.294	09-15-26	EUR	1,804,717	785,774
Interactive media and services 1.4%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.698	12-06-27		4,785,048	4,701,310
Knot Worldwide, Inc., 2023 Term Loan (1 and 3 month CME Term SOFR + 4.500%)	9.871	01-31-28		3,265,257	3,220,360
MH Sub I LLC, 2017 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	9.213	09-13-24		80,605	80,596
MH Sub I LLC, 2020 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	9.213	09-13-24		183,344	183,421
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	9.598	05-03-28		4,937,625	4,776,461
Media 3.6%
Altice Financing Sa, 2022 USD Term Loan (3 month CME Term SOFR + 5.000%)	10.394	10-31-27		3,735,464	3,562,699
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	10.894	08-15-28		3,047,013	2,595,690
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	9.713	03-23-28		3,499,917	3,355,546
CSC Holdings LLC, 2022 Term Loan B6 (1 month CME Term SOFR + 4.500%)	9.823	01-18-28		2,352,061	2,262,401
Digital Media Solutions LLC, Term Loan B (3 month CME Term SOFR + 11.000%)	16.652	05-25-26		2,641,466	1,782,989
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	9.740	08-19-28		3,420,225	3,383,184
Oceankey US II Corp., 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.948	12-15-28		1,771,806	1,706,249
Radiate Holdco LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.713	09-25-26		2,008,961	1,537,217
Recorded Books, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.000%)	9.343	08-29-25		2,724,969	2,720,418
Research Now Group LLC, 2017 1st Lien Term Loan (3 month CME Term SOFR + 5.500%)	11.139	12-20-24		5,003,475	3,704,123
Research Now Group LLC , 2017 2nd Lien Term Loan (3 month CME Term SOFR + 9.500%)	15.139	12-20-25		629,484	213,867
Titan US Finco LLC, 2021 USD Term Loan (3 month CME Term SOFR + 4.000%)	9.652	10-18-28		1,992,143	1,950,647
United Talent Agency LLC, Term Loan B (3 month CME Term SOFR + 4.000%)	9.800	07-07-28		2,465,505	2,462,423
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	8.687	01-31-29		3,046,999	3,017,382
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.7%
Crown Subsea Communications Holding, Inc., 2021 Term Loan (1 month CME Term SOFR + 5.000%)	10.435	04-27-27		3,445,647	$3,462,875
Crown Subsea Communications Holding, Inc., 2023 Incremental Term Loan (1 month CME Term SOFR + 5.250%)	10.685	04-27-27		1,658,509	1,664,728
Iridium Satellite LLC, 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	7.848	09-20-30		1,645,062	1,644,371
Consumer discretionary 13.0%					122,655,003
Automobile components 1.1%
IXS Holdings, Inc., 2020 Term Loan B (3 month CME Term SOFR + 4.250%)	9.851	03-05-27		4,942,210	4,148,689
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	10.469	11-17-28		1,690,000	1,402,176
Wheel Pros LLC, 2023 3rd Amendment Term Loan (1 month CME Term SOFR + 4.500%)	9.955	05-11-28		4,945,527	3,900,784
Wheel Pros LLC, 2023 FILO Term Loan (1 month CME Term SOFR + 8.875%)	14.330	02-10-28		1,116,805	1,197,774
Automobiles 0.7%
Constellation Automotive, Ltd., EUR Term Loan B (6 month EURIBOR + 4.000%)	8.026	07-28-28	EUR	846,166	875,820
Constellation Automotive, Ltd., GBP 2nd Lien Term Loan B (6 month SONIA + 7.500%)	12.684	07-27-29	GBP	842,559	742,518
OEConnection LLC, 2019 Term Loan B (1 month CME Term SOFR + 4.000%)	9.424	09-25-26		4,653,530	4,632,776
Broadline retail 0.2%
Peer Holding III BV, 2023 Term Loan B4 (D)	TBD	10-19-30		2,141,198	2,137,622
Distributors 0.2%
Northwest Fiber LLC, 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.275	04-30-27		2,222,681	2,197,053
Diversified consumer services 2.3%
Europa University Education Group SL, EUR Term Loan B (D)	TBD	11-30-29	EUR	2,236,395	2,415,037
Foundational Education Group, Inc., 1st Lien Term Loan (3 month CME Term SOFR + 4.250%)	9.895	08-31-28		2,453,804	2,355,651
Fugue Finance LLC, 2023 USD Term Loan B (3 month CME Term SOFR + 4.000%)	9.388	01-31-28		1,022,412	1,025,285
Learning Care Group US No. 2, Inc., 2023 Term Loan (1 and 3 month CME Term SOFR + 4.750%)	10.128	08-11-28		654,352	654,515
Markermeer Finance BV, 2020 EUR Term Loan B (6 month EURIBOR + 3.000%)	7.076	01-29-27	EUR	3,326,262	3,475,450
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.500%)	7.963	05-29-26		2,894,228	2,892,260
Prometric Holdings, Inc., 1st Lien Term Loan (1 month CME Term SOFR + 5.250%)	10.713	01-31-28		2,985,729	2,948,408
Safe Fleet Holdings LLC, 2022 Term Loan (1 month CME Term SOFR + 3.750%)	9.191	02-23-29		2,682,828	2,686,181
Whatabrands LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.000%)	8.463	08-03-28		3,070,126	3,066,933
Hotels, restaurants and leisure 3.5%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month CME Term SOFR + 3.750%)	9.213	02-02-26		3,871,421	3,590,743
Bally’s Corp., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	8.927	10-02-28		2,291,322	2,107,054
Crown Finance US, Inc., 2023 Exit Term Loan (3 month CME Term SOFR + 8.500%)	7.381	07-31-28		1,739,453	1,770,989
Great Canadian Gaming Corp., 2021 Term Loan (3 month CME Term SOFR + 4.000%)	9.658	11-01-26		2,363,035	2,366,982
Hurtigruten Group AS, EUR Term Loan B (6 month EURIBOR + 6.500%)	10.451	02-28-27	EUR	3,340,082	2,416,710
IRB Holding Corp., 2022 Term Loan B (1 month CME Term SOFR + 3.000%)	8.448	12-15-27		5,863,620	5,851,776
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Lakeland Holdings LLC, 2020 HoldCo Term Loan (0.000% Cash or 8.000% PIK)	8.000	09-25-27		562,012	$415,889
New Red Finance, Inc., 2023 Term Loan B5 (1 month CME Term SOFR + 2.250%)	7.598	09-20-30		3,221,711	3,207,117
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	9.640	08-01-30		790,562	792,048
Playa Resorts Holding BV, 2022 Term Loan B (1 month CME Term SOFR + 4.250%)	9.580	01-05-29		5,592,307	5,595,327
Scientific Games International, Inc., 2022 USD Term Loan (1 month CME Term SOFR + 3.000%)	8.421	04-14-29		3,462,531	3,463,154
Silk Bidco AS, 2023 EUR Term Loan B1 (D)	TBD	02-27-26	EUR	777,392	562,717
Vue International Holdco, Ltd., 2023 EUR PIK Term Loan (6 month EURIBOR + 2.000% or 6.500% PIK)	6.130	12-31-27	EUR	2,488,664	799,129
Household durables 0.6%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.902	05-17-28		4,277,504	3,528,941
Keter Group BV, EUR Term Loan B (3 month EURIBOR + 4.250% or 2.000% PIK)	8.198	03-31-25	EUR	1,746,390	1,711,251
Keter Group BV, EUR Term Loan B3A (3 month EURIBOR + 4.250% or 2.000% PIK)	8.198	03-31-25	EUR	96,221	94,285
Leisure products 1.2%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.948	12-21-28		3,828,313	3,833,788
J&J Ventures Gaming LLC, 2023 Incremental Term Loan B (1 month CME Term SOFR + 4.250%)	9.713	04-26-28		1,021,419	983,116
J&J Ventures Gaming LLC, 2023 Nevada Delayed Draw Term Loan (D)	TBD	04-26-28		1,838,554	1,769,608
PlayPower, Inc., 2019 Term Loan (3 month CME Term SOFR + 5.500%)	11.064	05-08-26		3,462,000	2,809,413
Recess Holdings, Inc., 2023 Term Loan (3 month CME Term SOFR + 4.000%)	9.388	03-29-27		1,588,826	1,585,855
Specialty retail 2.6%
Eyemart Express LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.493	08-31-27		2,408,506	2,318,187
Mavis Tire Express Services Topco Corp., 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	9.463	05-04-28		4,707,635	4,692,947
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	8.902	03-03-28		3,898,286	3,680,645
Runner Buyer, Inc., 2021 Term Loan B (3 month CME Term SOFR + 5.500%)	11.003	10-20-28		3,238,601	2,526,109
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.198	10-15-28		2,563,306	2,518,448
SRS Distribution, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.963	06-02-28		3,889,734	3,835,627
SRS Distribution, Inc., 2022 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	8.948	06-02-28		465,202	458,880
Staples, Inc., 7 Year Term Loan (1 month LIBOR + 5.000%)	10.435	04-16-26		2,272,222	2,071,834
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.902	04-15-28		3,706,934	2,812,636
Textiles, apparel and luxury goods 0.6%
New Trojan Parent, Inc., 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	8.706	01-06-28		4,893,211	2,033,423
Tory Burch LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	8.713	04-16-28		3,738,548	3,695,443
Consumer staples 1.9%					17,895,420
Consumer staples distribution and retail 0.2%
H-Food Holdings LLC, 2018 Term Loan B (3 month CME Term SOFR + 3.688%)	9.337	05-23-25		2,181,626	1,694,404
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products 0.5%
Upfield BV, 2023 EUR Term Loan B6 (6 month EURIBOR + 5.000%)	8.910	01-02-28	EUR	1,986,347	$2,056,476
Upfield USA Corp., 2023 USD Term Loan B7 (6 month CME Term SOFR + 3.000%)	8.210	01-02-28		3,264,011	3,160,999
Household products 0.3%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.750%)	9.402	12-22-26		2,716,389	2,688,220
Personal care products 0.9%
Rainbow UK Bidco, Ltd., GBP Term Loan B (6 month SONIA + 5.000%)	10.184	02-26-29	GBP	2,501,356	3,027,574
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month CME Term SOFR + 3.750%)	9.240	10-01-26		5,252,410	5,267,747
Energy 1.3%					12,606,474
Oil, gas and consumable fuels 1.3%
Delek US Holdings, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.500%)	8.948	11-19-29		2,992,462	2,985,669
EG Finco, Ltd., 2018 EUR Term Loan B1 (D)	TBD	02-07-25	EUR	1,856,739	2,008,429
GIP III Stetson I LP, 2023 Term Loan B (1 month CME Term SOFR + 4.250%)	9.698	10-31-28		1,624,900	1,619,489
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 3.000%)	8.395	08-16-30		2,813,038	2,811,857
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan (1 month CME Term SOFR + 3.250%)	8.694	10-05-28		3,181,761	3,181,030
Quicksilver Resources, Inc., New 2nd Lien Term Loan (B)(C)	0.000	06-21-24		19,606,608	0
Financials 7.7%					72,052,636
Capital markets 2.2%
Aretec Group, Inc., 2018 Term Loan (1 month CME Term SOFR + 4.250%)	9.593	10-01-25		2,361,963	2,356,790
Aretec Group, Inc., 2023 Incremental Term Loan (1 month CME Term SOFR + 4.500%)	9.948	08-09-30		850,295	836,325
Hightower Holding LLC, 2021 Term Loan B (3 month CME Term SOFR + 4.000%)	9.380	04-21-28		4,709,538	4,682,081
Jane Street Group LLC, 2021 Term Loan (1 month CME Term SOFR + 2.750%)	8.213	01-26-28		4,065,509	4,066,281
Jump Financial LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	10.152	08-07-28		4,853,965	4,647,672
LSF11 Trinity Bidco, Inc., Term Loan (1 month CME Term SOFR + 4.250%)	9.573	06-14-30		2,049,484	2,049,484
Mariner Wealth Advisors LLC, Term Loan B (3 month CME Term SOFR + 3.250%)	8.901	08-18-28		2,429,802	2,401,446
Financial services 2.6%
Ascensus Holdings, Inc., Term Loan (1 month CME Term SOFR + 3.500%)	8.963	08-02-28		4,693,904	4,648,936
CTC Holdings LP, Term Loan B (3 month CME Term SOFR + 5.000%)	10.522	02-20-29		2,461,546	2,418,469
DRW Holdings LLC, 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.213	03-01-28		2,905,929	2,897,444
GIP Pilot Acquisition Partners LP, Term Loan (3 month CME Term SOFR + 3.000%)	8.388	10-04-30		932,810	930,478
Hudson River Trading LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.463	03-20-28		3,902,421	3,870,265
Kestra Advisor Services Holdings A, Inc., 2019 Term Loan (3 month CME Term SOFR + 4.250%)	9.740	06-03-26		1,762,915	1,759,249
Mermaid Bidco, Inc., 2021 USD Term Loan (3 month CME Term SOFR + 4.500%)	9.901	12-22-27		2,927,730	2,925,915
Osaic Holdings, Inc., 2023 Term Loan B (1 month CME Term SOFR + 4.500%)	9.848	08-17-28		2,222,215	2,222,904
WEX, Inc., 2021 Term Loan (1 month CME Term SOFR + 2.250%)	7.713	03-31-28		2,242,245	2,244,174
Insurance 2.0%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%)	9.150	02-15-27		1,004,582	994,747
Acrisure LLC, 2021 First Lien Term Loan B (3 month LIBOR + 4.250%)	9.900	02-15-27		2,407,030	2,400,002
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Acrisure LLC, 2021 Incremental Term Loan B (3 month LIBOR + 3.750%)	9.400	02-15-27		1,496,183	$1,490,573
AssuredPartners, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 3.750%)	9.098	02-12-27		2,363,065	2,364,247
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%)	9.448	08-19-28		4,752,750	4,655,699
Asurion LLC, 2023 Term Loan B11 (1 month CME Term SOFR + 4.250%)	9.698	08-19-28		1,233,205	1,211,623
Baldwin Risk Partners LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.955	10-14-27		3,283,836	3,270,142
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.500%)	8.843	11-01-28		2,493,655	2,487,421
Mortgage real estate investment trusts 0.9%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.963	03-11-28		1,215,274	1,166,663
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	8.213	05-15-26		573,823	555,174
Claros Mortgage Trust, Inc., 2021 Term Loan B (1 month CME Term SOFR + 4.500%)	9.810	08-09-26		4,457,481	4,201,176
KREF Holdings X LLC, 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.936	09-01-27		2,344,139	2,297,256
Health care 10.7%					100,407,434
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 and 3 month CME Term SOFR + 2.000%)	7.538	11-15-27		3,091,371	3,051,863
Health care equipment and supplies 0.9%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (1,3 and 6 month CME Term SOFR + 3.750%)	9.618	02-27-26		2,328,677	2,278,611
Auris Luxembourg III Sarl, EUR Term Loan B1A (6 month EURIBOR + 4.000%)	8.026	02-27-26	EUR	1,000,000	1,061,538
Medline Borrower LP, USD Term Loan B (1 month CME Term SOFR + 3.000%)	8.463	10-23-28		4,909,807	4,909,168
Health care providers and services 5.2%
AHP Health Partners, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.963	08-24-28		2,989,339	2,978,129
Ensemble RCM LLC, Term Loan (3 month CME Term SOFR + 3.750%)	9.233	08-03-26		4,428,079	4,429,673
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month CME Term SOFR + 4.500%)	9.843	02-04-27		4,913,392	4,828,292
Genesis Specialist Care Finance UK, Ltd., 2023 B5 PIK Rollup 1 DIP Term Loan B (1 month CME Term SOFR + 3.500% or 1.500% PIK)	1.500	05-31-24		1,169,146	249,414
Genesis Specialist Care Finance UK, Ltd., 2023 B5 PIK Rollup 2 DIP Term Loan B (1 month CME Term SOFR + 3.500% or 1.500% PIK)	1.500	05-31-24		649,288	138,513
Genesis Specialist Care Finance UK, Ltd., 2023 EUR PIK Rollup 1 Term Loan B4 (1 month EURIBOR + 3.250% or 1.500% PIK)	1.500	05-31-24	EUR	607,141	140,984
Genesis Specialist Care Finance UK, Ltd., 2023 EUR Rollup PIK Term Loan B4 (1 month EURIBOR + 3.250% or 1.500% PIK)	1.500	05-31-24	EUR	337,834	78,448
Genesis Specialist Care Finance UK, Ltd., 2023 Superpriority DIP New Money Delayed Draw Term Loan (1 month CME Term SOFR + 1.500% or 8.500% PIK) (C)	6.957	06-04-24		366,593	366,593
Genesis Specialist Care Finance UK, Ltd., 2023 Superpriority DIP New Money Term Loan (1 month CME Term SOFR + 1.500% or 8.500% PIK) (C)	6.944	06-04-24		787,794	787,794
Genesiscare USA Holdings, Inc., 2020 EUR Term Loan B4 (B)	0.000	05-14-27	EUR	863,096	3,128
Genesiscare USA Holdings, Inc., 2020 USD Term Loan B5 (B)	0.000	05-14-27		1,648,150	247,223
GHX Ultimate Parent Corp., 2023 Term Loan (3 month CME Term SOFR + 4.750%)	10.116	06-30-27		3,511,200	3,502,422
MED ParentCo LP, 1st Lien Term Loan (1 month CME Term SOFR + 4.250%)	9.713	08-31-26		3,920,110	3,809,641
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month CME Term SOFR + 7.250%)	12.740	03-02-29		2,136,611	1,581,093
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.750%)	9.207	03-02-28		7,483,948	$6,777,688
National Mentor Holdings, Inc., 2021 Term Loan C (3 month CME Term SOFR + 3.750%)	9.240	03-02-28		215,512	195,174
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	8.593	11-15-28		4,709,577	4,703,219
Radnet Management, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.000%)	8.498	04-21-28		2,589,393	2,588,668
Select Medical Corp., 2023 Term Loan B1 (1 month CME Term SOFR + 3.000%)	8.348	03-06-27		4,301,105	4,297,062
Sharp Services LLC, 2023 Incremental Term Loan B (3 month CME Term SOFR + 4.500%)	9.896	12-31-28		1,862,334	1,860,007
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	9.386	09-27-30		2,585,742	2,525,054
Upstream Newco, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 4.250%)	9.894	11-20-26		1,703,342	1,578,436
VetStrategy Canada Holdings, Inc., 2023 USD Term Loan (D)	TBD	11-17-28		1,645,923	1,632,558
Life sciences tools and services 1.0%
IQVIA, Inc., 2023 USD Term Loan B4 (D)	TBD	01-02-31		1,031,648	1,032,720
Maravai Intermediate Holdings LLC, 2022 Term Loan B (3 month CME Term SOFR + 3.000%)	8.397	10-19-27		3,319,046	3,165,540
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month CME Term SOFR + 3.500%)	9.152	11-30-27		4,949,458	4,929,511
Pharmaceuticals 3.3%
AI Sirona Luxembourg Acquisition Sarl, 2023 EUR Term Loan B (1 month EURIBOR + 5.000%)	8.847	09-30-28	EUR	1,051,306	1,143,432
Amneal Pharmaceuticals LLC, 2023 Term Loan B (1 month CME Term SOFR + 5.500%)	10.822	05-04-28		5,248,633	4,990,557
Curium Bidco Sarl, 2023 USD Term Loan B (3 month CME Term SOFR + 4.500%)	9.890	07-31-29		5,905,230	5,890,467
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (B)	0.000	03-27-28		8,275,136	5,316,775
Jazz Financing Lux Sarl, USD Term Loan (1 month CME Term SOFR + 3.500%)	8.963	05-05-28		2,560,150	2,563,709
Organon & Company, USD Term Loan (1 month CME Term SOFR + 3.000%)	8.436	06-02-28		4,170,557	4,160,131
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	10.434	07-06-28		4,120,035	3,852,233
Perrigo Investments LLC, Term Loan B (1 month CME Term SOFR + 2.250%)	7.698	04-20-29		2,772,363	2,761,966
Industrials 15.8%					148,420,151
Aerospace and defense 2.6%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 4.000%)	9.652	10-31-28		136,850	137,118
Cobham Ultra SeniorCo Sarl, EUR Term Loan B (6 month EURIBOR + 3.250%)	7.194	08-06-29	EUR	977,007	1,028,665
Cobham Ultra SeniorCo Sarl, USD Term Loan B (6 month CME Term SOFR + 3.500%)	9.363	08-03-29		1,959,725	1,922,001
Novaria Holdings LLC, 2022 Incremental Term Loan (1 month CME Term SOFR + 7.000%)	12.348	01-27-27		2,304,679	2,260,498
Novaria Holdings LLC, Term Loan B (6 month CME Term SOFR + 5.500%)	10.990	01-27-27		647,772	635,354
Standard Aero, Ltd., 2023 Term Loan B2 (1 month CME Term SOFR + 4.000%)	9.343	08-24-28		1,898,229	1,895,154
The NORDAM Group, Inc., Term Loan B (1 month CME Term SOFR + 5.600%)	10.943	04-09-26		1,981,069	1,809,706
TransDigm, Inc., 2023 Term Loan I (3 month CME Term SOFR + 3.250%)	8.640	08-24-28		4,044,443	4,045,333
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 3.250%)	8.630	02-14-31		1,644,537	1,642,761
Vertex Aerospace Services Corp., 2023 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	8.630	12-06-28		3,607,282	3,603,350
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
WP CPP Holdings LLC, 2018 Term Loan (3 month CME Term SOFR + 3.750%)	9.290	04-30-25	5,928,940	$5,837,516
Air freight and logistics 0.6%
Apple Bidco LLC, 2021 Term Loan (1 month CME Term SOFR + 2.750%)	8.213	09-22-28	2,493,655	2,476,000
Rand Parent LLC, 2023 Term Loan B (3 month CME Term SOFR + 4.250%)	9.640	03-17-30	2,806,784	2,749,245
Building products 1.7%
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 3.750%)	9.098	05-13-29	2,273,043	2,274,475
Cornerstone Building Brands, Inc., 2022 Term Loan (1 month CME Term SOFR + 5.625%)	10.948	08-01-28	1,459,292	1,447,894
East West Manufacturing LLC, Term Loan B (3 month CME Term SOFR + 5.750%)	11.133	12-22-28	1,499,135	1,281,760
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	9.402	12-22-28	3,417,976	3,351,770
Lakeshore Learning Materials LLC, Term Loan (1 month CME Term SOFR + 3.500%)	8.843	09-29-28	4,046,832	4,032,911
Wilsonart LLC, 2021 Term Loan E (3 month CME Term SOFR + 3.250%)	8.740	12-31-26	3,817,229	3,800,739
Commercial services and supplies 5.5%
Action Environmental Group, Inc., 2023 Term Loan B (3 month CME Term SOFR + 4.500%)	9.878	10-24-30	920,574	921,725
AEA International Holdings Luxembourg Sarl, Term Loan B (3 month CME Term SOFR + 3.750%)	9.402	09-07-28	3,984,772	3,974,810
Anticimex Global AB, 2021 USD Incremental Term Loan (3 month CME Term SOFR + 3.150%)	8.960	11-16-28	4,326,625	4,277,951
AVSC Holding Corp., 2020 Term Loan B1 (1 month CME Term SOFR + 3.250%)	8.593	03-03-25	997,803	953,321
AVSC Holding Corp., 2020 Term Loan B2 (1 month CME Term SOFR + 5.500%)	10.843	10-15-26	6,025,084	5,750,582
Cimpress USA, Inc., USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.963	05-17-28	3,781,155	3,729,164
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month CME Term SOFR + 5.000%)	10.437	09-30-27	7,032,190	6,733,322
Element Materials Technology Group US Holdings, Inc., 2022 USD Delayed Draw Term Loan (3 month CME Term SOFR + 4.250%)	9.740	07-06-29	2,203,329	2,149,634
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (3 month CME Term SOFR + 4.250%)	9.740	07-06-29	4,773,881	4,657,541
EnergySolutions LLC, 2023 Term Loan B (3 month CME Term SOFR + 4.000%)	9.382	09-20-30	750,000	747,188
JFL-Tiger Acquisition Company, Inc., Term Loan B (3 month CME Term SOFR + 5.000%)	10.403	10-17-30	1,596,367	1,584,394
New SK Holdco Sub LLC, 2022 PIK Term Loan (1 month CME Term SOFR + 6.850% or 1.500% PIK)	1.500	06-30-27	6,601,561	6,205,468
Thevelia US LLC, USD Term Loan B (3 month CME Term SOFR + 4.750%)	10.286	06-18-29	1,250,675	1,252,239
Viad Corp., Initial Term Loan (1 month CME Term SOFR + 5.000%)	10.463	07-30-28	3,305,820	3,272,762
Wand NewCo 3, Inc., 2020 Term Loan (1 month CME Term SOFR + 2.750%)	8.124	02-05-26	2,388,161	2,388,305
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	8.213	03-24-28	3,604,521	3,248,070
Construction and engineering 1.4%
Aegion Corp., Term Loan (3 month CME Term SOFR + 4.750%)	10.395	05-17-28	3,159,095	3,119,638
Amentum Government Services Holdings LLC, 2022 Term Loan (1 month CME Term SOFR + 4.000%)	9.331	02-15-29	2,296,310	2,285,403
Amentum Government Services Holdings LLC, Term Loan B (1 month CME Term SOFR + 4.000%)	9.463	01-29-27	1,705,815	1,700,271
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.213	03-31-28	191	187
TRC Companies, Inc., 2021 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	9.213	12-08-28	2,392,787	2,353,928
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
USIC Holdings, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.963	05-12-28	3,829,523	$3,719,424
Electrical equipment 0.2%
Creation Technologies, Inc., 2021 Term Loan (3 month CME Term SOFR + 5.500%)	11.176	10-05-28	1,741,508	1,654,433
Ground transportation 0.4%
Uber Technologies, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.750%)	8.159	03-03-30	3,359,930	3,366,246
Machinery 2.1%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	10.402	06-23-28	5,500,577	5,408,442
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	8.093	06-07-28	3,636,494	3,608,566
Crosby US Acquisition Corp., Term Loan B (1 month CME Term SOFR + 4.750%)	10.185	06-26-26	3,518,297	3,509,501
Pro Mach Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	9.463	08-31-28	3,724,202	3,725,133
Star US Bidco LLC, Term Loan B (1 month CME Term SOFR + 4.250%)	9.698	03-17-27	3,596,860	3,588,623
Passenger airlines 0.2%
United Airlines, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.207	04-21-28	1,975,548	1,973,296
Professional services 0.6%
Creative Artists Agency LLC, 2023 Term Loan B (1 month CME Term SOFR + 3.500%)	8.848	11-27-28	1,684,562	1,687,611
HireRight Holdings Corp., 2023 Term Loan B (3 month CME Term SOFR + 4.000%)	9.400	09-27-30	4,243,223	4,218,697
Transportation infrastructure 0.5%
Dynasty Acquisition Company, Inc., 2023 Term Loan B1 (1 month CME Term SOFR + 4.000%)	9.343	08-24-28	4,429,202	4,422,026
Information technology 18.9%				178,200,436
Communications equipment 0.5%
Venga Finance Sarl, 2021 USD Term Loan B (3 month CME Term SOFR + 4.750%)	10.400	06-28-29	4,825,120	4,763,793
Electronic equipment, instruments and components 0.8%
C&D Technologies, Inc., Term Loan B (1 month CME Term SOFR + 5.750%)	11.213	12-20-25	2,574,878	2,459,008
Robertshaw US Holding Corp., 2023 PIK First Out New Money Term Loan (3 month CME Term SOFR + 8.000% or 5.000% PIK)	13.494	02-28-27	1,453,450	1,453,450
Robertshaw US Holding Corp., 2023 Second Out Term Loan (3 month CME Term SOFR + 7.000%)	12.490	02-28-27	4,471,389	3,577,112
IT services 1.6%
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	9.152	11-06-28	3,133,176	3,069,730
Gainwell Acquisition Corp., Term Loan B (3 month CME Term SOFR + 4.000%)	9.490	10-01-27	4,905,081	4,721,141
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month CME Term SOFR + 3.500%)	8.963	12-17-27	1,104,037	937,879
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month CME Term SOFR + 3.500%)	8.963	12-17-27	1,725,196	1,465,554
TGG TS Acquisition Company, 2018 Term Loan B (1 month CME Term SOFR + 6.500%)	11.963	12-14-25	1,916,960	1,863,055
Verscend Holding Corp., 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	9.439	08-27-25	3,313,653	3,312,957
Software 15.6%
Access Cig LLC, 2023 Term Loan (3 month CME Term SOFR + 5.000%)	10.388	08-18-28	4,114,235	4,105,677
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
AppLovin Corp., 2023 Term Loan B (1 month CME Term SOFR + 3.100%)	8.448	08-16-30		3,087,882	$3,087,388
Avaya, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 8.500% or 7.000% PIK)	7.000	08-01-28		17,137	15,080
Azalea TopCo, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.213	07-24-26		1,498,774	1,450,064
Azalea TopCo, Inc., Term Loan (1 month CME Term SOFR + 3.500%)	8.963	07-24-26		2,671,659	2,595,971
Barracuda Networks, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.500%)	9.883	08-15-29		2,310,342	2,187,131
Boxer Parent Company, Inc., 2021 USD Term Loan (1 month CME Term SOFR + 3.750%)	9.213	10-02-25		3,249,757	3,248,587
Castle US Holding Corp., USD Term Loan B (1 and 3 month CME Term SOFR + 3.750%)	9.399	01-29-27		3,757,776	2,624,957
Central Parent, Inc., 2023 Term Loan B (3 month CME Term SOFR + 4.000%)	9.406	07-06-29		5,692,833	5,693,857
Constant Contact, Inc., Term Loan (3 month CME Term SOFR + 4.000%)	9.687	02-10-28		3,225,551	3,088,465
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	9.213	10-16-28		3,789,922	3,645,905
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%)	9.348	10-16-26		5,363,181	5,294,317
Dedalus Finance GmbH, 2021 EUR Term Loan B2 (6 month EURIBOR + 3.750%)	7.712	07-17-27	EUR	3,369,877	3,442,084
Dodge Data & Analytics LLC, 2022 Term Loan (3 month CME Term SOFR + 4.750%)	10.290	02-23-29		3,490,311	2,628,658
Epicor Software Corp., 2020 Term Loan (1 month CME Term SOFR + 3.250%)	8.713	07-30-27		4,153,965	4,160,279
FinThrive Software Intermediate Holdings, Inc., 2021 2nd Lien Term Loan (1 month CME Term SOFR + 6.750%)	12.213	12-17-29		1,318,744	762,128
FinThrive Software Intermediate Holdings, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.000%)	9.463	12-18-28		4,839,642	3,813,251
Gen Digital, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.000%)	7.448	09-12-29		2,129,142	2,122,605
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4 (1 month CME Term SOFR + 4.000%)	9.463	12-01-27		5,692,841	5,695,403
Helios Software Holdings, Inc., 2023 Term Loan B (3 month CME Term SOFR + 4.250%)	9.740	07-18-30		1,706,726	1,694,284
ION Trading Finance, Ltd., 2021 USD Term Loan (3 month CME Term SOFR + 4.750%)	10.240	04-03-28		1,931,205	1,915,678
Ivanti Software, Inc., 2021 Add On Term Loan B (3 month CME Term SOFR + 4.000%)	9.668	12-01-27		2,180,279	2,004,941
Ivanti Software, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.907	12-01-27		2,239,896	2,071,277
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan (3 month CME Term SOFR + 5.000%)	10.645	07-27-28		5,456,582	3,496,086
Marcel Bidco LLC, 2023 USD Term Loan B (3 month CME Term SOFR + 4.500%)	9.830	11-07-30		3,369,289	3,369,289
Mavenir Systems, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	10.390	08-18-28		1,937,443	1,403,832
McAfee Corp., 2022 USD Term Loan B (1 month CME Term SOFR + 3.750%)	9.170	03-01-29		4,099,519	4,040,240
Mitchell International, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.750%)	9.400	10-15-28		4,177,998	4,145,785
Mitnick Corporate Purchaser, Inc., Term Loan (3 month CME Term SOFR + 4.500%)	9.983	05-02-29		2,393,955	2,220,393
Monotype Imaging Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 5.000%)	10.490	10-09-26		4,882,033	4,890,186
Open Text Corp., 2023 Term Loan B (1 month CME Term SOFR + 2.750%)	8.198	01-31-30		2,884,796	2,887,681
Orchid Merger Sub II LLC , Term Loan (3 month CME Term SOFR + 4.750%)	10.290	07-27-27		3,746,301	2,210,318
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Orion Advisor Solutions, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.750%)	9.395	09-24-27		3,578,256	$3,477,636
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%)	9.198	02-01-28		4,827,270	4,793,673
Project Alpha Intermediate Holding, Inc., 2023 1st Lien Term Loan B (1 month CME Term SOFR + 4.750%)	10.093	10-28-30		3,134,289	3,078,937
Project Boost Purchaser LLC, 2019 Term Loan B (1 month CME Term SOFR + 3.500%)	8.963	06-01-26		3,156,024	3,149,460
Project Leopard Holdings, Inc., 2022 USD Term Loan B (3 month CME Term SOFR + 5.250%)	10.733	07-20-29		2,134,584	1,853,096
Project Ruby Ultimate Parent Corp., 2021 Term Loan (1 month CME Term SOFR + 3.250%)	8.713	03-10-28		2,505,555	2,483,106
Proofpoint, Inc., 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	8.713	08-31-28		2,918,279	2,894,728
Quest Software, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.250%)	9.783	02-01-29		3,325,660	2,422,743
SolarWinds Holdings, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.750%)	9.098	02-05-27		4,625,301	4,619,520
Sophia LP, 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.948	10-07-27		2,416,468	2,417,217
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month CME Term SOFR + 1.750%)	7.213	04-16-25		715,274	715,245
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month CME Term SOFR + 1.750%)	7.213	04-16-25		675,419	675,392
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month CME Term SOFR + 1.750%)	7.213	04-16-25		306,201	306,201
SS&C Technologies, Inc., 2022 Term Loan B6 (1 month CME Term SOFR + 2.250%)	7.698	03-22-29		223,774	223,568
SS&C Technologies, Inc., 2022 Term Loan B7 (1 month CME Term SOFR + 2.250%)	7.698	03-22-29		376,576	376,230
Symplr Software, Inc., 2020 Term Loan (3 month CME Term SOFR + 4.500%)	9.983	12-22-27		4,115,940	3,556,419
UKG, Inc., Term Loan B (3 month CME Term SOFR + 3.750%)	9.233	05-04-26		2,595,854	2,601,253
Veritas US, Inc., 2021 USD Term Loan B (1 month CME Term SOFR + 5.000%)	10.463	09-01-25		3,491,167	2,731,838
VS Buyer LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	8.698	02-28-27		2,989,510	2,982,037
Weld North Education LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	9.213	12-21-27		5,334,733	5,296,056
Technology hardware, storage and peripherals 0.4%
Electronics For Imaging, Inc., Term Loan (1 month CME Term SOFR + 5.000%)	10.448	07-23-26		6,394,789	3,910,605
Materials 7.8%					73,506,915
Chemicals 4.6%
Ascend Performance Materials Operations LLC, 2021 Term Loan B (3 month CME Term SOFR + 4.750%)	10.318	08-27-26		2,117,183	1,965,275
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	7.722	12-12-25	EUR	1,971,405	1,954,270
ASP Unifrax Holdings, Inc., Term Loan B (3 month CME Term SOFR + 3.750%)	9.290	12-12-25		1,448,442	1,336,550
Cyanco Intermediate 2 Corp., 2023 Term Loan B (1 month CME Term SOFR + 4.750%)	10.098	07-10-28		1,574,487	1,566,615
Derby Buyer LLC, USD Term Loan (3 month CME Term SOFR + 4.250%)	9.570	11-01-30		1,352,564	1,346,924
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (1 and 3 month CME Term SOFR + 4.250%)	9.815	08-30-28		3,943,439	3,881,015
INEOS Enterprises Holdings US Finco LLC, 2023 USD 1st Lien Term Loan B (3 month CME Term SOFR + 3.750%)	9.130	07-08-30		2,417,516	2,382,269
INEOS US Finance LLC, 2023 USD Term Loan B (1 month CME Term SOFR + 3.500%)	8.843	02-18-30		2,740,223	2,714,109
INEOS US Petrochem LLC, 2023 USD 1st Lien Term Loan B (1 month CME Term SOFR + 4.250%)	9.698	04-02-29		3,061,083	2,973,077
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	10.213	02-18-28		4,082,094	$3,795,082
Kraton Corp., 2022 USD Term Loan (3 month CME Term SOFR + 3.250%)	8.921	03-15-29		2,014,290	1,932,470
Nouryon USA LLC, 2023 USD Term Loan B (3 month CME Term SOFR + 4.000%)	9.467	04-03-28		3,500,000	3,470,460
Olympus Water US Holding Corp., 2021 USD Term Loan B (3 month CME Term SOFR + 3.750%)	9.402	11-09-28		2,605,179	2,584,546
Olympus Water US Holding Corp., 2022 Incremental Term Loan (3 month CME Term SOFR + 4.500%)	9.990	11-09-28		901,543	898,541
Olympus Water US Holding Corp., 2023 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	10.390	11-09-28		1,461,965	1,463,061
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (3 month CME Term SOFR + 4.000%)	9.645	12-15-25		261	248
Secure Acquisition, Inc., 2021 Term Loan (3 month CME Term SOFR + 5.000%)	10.540	12-16-28		1,449,267	1,431,759
The Chemours Company, 2023 USD Term Loan B (1 month CME Term SOFR + 2.500%)	8.848	08-18-28		2,517,024	2,484,001
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	8.149	05-03-28		2,389,849	1,794,370
Windsor Holdings III LLC, USD Term Loan B (1 month CME Term SOFR + 4.500%)	9.820	08-01-30		3,334,236	3,338,871
Construction materials 0.3%
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month CME Term SOFR + 2.625%)	8.088	02-01-27		155,113	155,203
Quikrete Holdings, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.750%)	8.213	03-19-29		2,614,299	2,614,011
Containers and packaging 2.6%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 4.175%)	9.623	04-13-29		2,871,183	2,846,950
Five Star Lower Holding LLC, Term Loan (6 month CME Term SOFR + 4.250%)	9.648	05-05-29		226,482	217,252
Graham Packaging Company, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.000%)	8.463	08-04-27		3,630,506	3,619,687
Iris Holding, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	10.233	06-28-28		2,385,819	2,147,237
KP Germany Erste GmbH, 2021 EUR Term Loan B (6 month EURIBOR + 4.725%)	8.669	02-12-26	EUR	1,054,788	1,036,194
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month CME Term SOFR + 5.000%)	10.343	10-29-28		3,136,439	2,958,226
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month CME Term SOFR + 3.500%)	8.963	09-06-25		1,242,023	1,163,068
LTI Holdings, Inc., 2019 Term Loan (1 month CME Term SOFR + 4.750%)	10.213	07-24-26		4,260,410	3,978,157
Plaze, Inc., 2019 Term Loan B (1 month CME Term SOFR + 3.500%)	8.843	08-03-26		2,441,778	2,340,445
Proampac PG Borrower LLC, 2023 Term Loan (3 month CME Term SOFR + 4.500%)	9.881	09-15-28		3,940,990	3,910,605
Metals and mining 0.3%
Vibrantz Technologies, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	9.807	04-23-29		3,588,789	3,206,367
Utilities 0.4%					3,809,561
Electric utilities 0.3%
Talen Energy Supply LLC, 2023 Term Loan B (3 month CME Term SOFR + 4.500%)	9.869	05-17-30		1,710,362	1,715,254
Talen Energy Supply LLC, 2023 Term Loan C (3 month CME Term SOFR + 4.500%)	9.869	05-17-30		1,277,486	1,281,140
Independent power and renewable electricity producers 0.1%

Finco Utilitas Sarl, EUR Term Loan B (3 month EURIBOR + 4.000%)	8.090	09-26-30	EUR	754,119	813,167
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 4.4%					$42,003,823
(Cost $56,291,310)
Communication services 0.8%					7,994,132
Diversified telecommunication services 0.4%
Connect Finco SARL (E)	6.750	10-01-26		334,000	320,592
Iliad Holding SASU (E)	6.500	10-15-26		1,312,000	1,280,006
Iliad Holding SASU (E)	7.000	10-15-28		2,017,000	1,935,510
Media 0.4%
Sirius XM Radio, Inc. (E)	4.125	07-01-30		2,000,000	1,687,500
Tele Columbus AG	3.875	05-02-25	EUR	2,818,000	1,963,132
United Group BV (E)	3.625	02-15-28	EUR	834,000	807,392
Consumer discretionary 0.8%					7,079,930
Automobile components 0.1%
Tenneco, Inc. (E)	8.000	11-17-28		613,000	504,689
Automobiles 0.3%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	2,813,000	2,774,266
Leisure products 0.2%
Mattel, Inc. (E)	3.750	04-01-29		2,000,000	1,772,153
Specialty retail 0.2%
Maxeda DIY Holding BV (E)	5.875	10-01-26	EUR	162,000	126,050
Maxeda DIY Holding BV	5.875	10-01-26	EUR	960,000	746,971
Staples, Inc. (E)	7.500	04-15-26		1,306,000	1,155,801
Consumer staples 0.6%					5,483,997
Personal care products 0.6%
Douglas GmbH (E)	6.000	04-08-26	EUR	1,138,000	1,202,997
Douglas GmbH	6.000	04-08-26	EUR	4,051,000	4,281,000
Financials 0.3%					3,278,433
Consumer finance 0.1%
Encore Capital Group, Inc. (E)	4.250	06-01-28	GBP	1,409,000	1,466,464
Mortgage real estate investment trusts 0.2%
Apollo Commercial Real Estate Finance, Inc. (E)	4.625	06-15-29		2,230,000	1,811,969
Health care 0.1%					1,396,238
Health care providers and services 0.1%
US Acute Care Solutions LLC (E)	6.375	03-01-26		1,773,000	1,396,238
Industrials 0.5%					4,867,845
Air freight and logistics 0.0%
Rand Parent LLC (E)	8.500	02-15-30		247,000	233,474
Building products 0.2%
ACProducts Holdings, Inc. (E)	6.375	05-15-29		2,898,000	1,798,847
Commercial services and supplies 0.0%
GFL Environmental, Inc. (E)	6.750	01-15-31		488,000	492,270
Marine transportation 0.1%
Anarafe SLU (3 month EURIBOR + 1.000% Cash or 3 month EURIBOR + 11.750% PIK) (E)	15.722	03-31-26	EUR	1,152,407	577,022
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29		2,000,000	1,766,232
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Information technology 0.2%					$1,752,424
Software 0.2%
ION Trading Technologies Sarl (E)	5.750	05-15-28		1,629,000	1,384,578
Veritas US, Inc. (E)	7.500	09-01-25		472,000	367,846
Materials 1.1%					10,150,824
Chemicals 0.4%
ASP Unifrax Holdings, Inc. (E)	5.250	09-30-28		557,000	382,890
ASP Unifrax Holdings, Inc. (E)	7.500	09-30-29		1,984,000	1,056,480
INEOS Quattro Finance 2 PLC (E)	9.625	03-15-29		1,295,000	1,336,982
Trinseo Materials Operating SCA (E)	5.375	09-01-25		737,000	615,398
Containers and packaging 0.3%
Berry Global, Inc. (E)	4.875	07-15-26		1,900,000	1,839,389
Kleopatra Holdings 2 SCA	6.500	09-01-26	EUR	2,424,000	1,502,967
Metals and mining 0.4%
Midwest Vanadium Proprietary, Ltd. (B)(E)	11.500	02-15-18		5,663,972	11,045

Vibrantz Technologies, Inc. (E)	9.000	02-15-30		4,421,000	3,405,673
Asset backed securities 3.5%					$32,751,611
(Cost $34,379,001)
Asset backed securities 3.5%					32,751,611
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month CME Term SOFR + 3.012%) (E)(F)	8.405	01-15-31		4,900,000	4,303,528
Cedar Funding VIII CLO, Ltd. Series 2017-8A, Class DR (3 month CME Term SOFR + 3.762%) (E)(F)	9.164	10-17-34		850,000	824,622
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	9.327	07-20-34		3,000,000	2,819,259
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month CME Term SOFR + 4.162%) (E)(F)	9.540	07-25-34		3,450,000	3,395,114
Jamestown CLO XVI, Ltd. Series 2021-16A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	9.290	07-25-34		3,100,000	3,027,751
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month CME Term SOFR + 3.062%) (E)(F)	8.457	12-18-30		2,500,000	2,193,305
Mountain View CLO, Ltd. Series 2019-2A, Class D (3 month CME Term SOFR + 4.632%) (E)(F)	10.026	01-15-33		1,400,000	1,365,449
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (E)(F)	8.524	04-22-31		1,350,000	1,252,912
Parallel, Ltd. Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (E)(F)	9.077	07-20-34		1,350,000	1,321,647
Sculptor CLO XXVII, Ltd. Series 27A, Class D (3 month CME Term SOFR + 3.962%) (E)(F)	9.377	07-20-34		3,550,000	3,412,040
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month CME Term SOFR + 3.962%) (E)(F)	9.377	07-20-34		2,950,000	2,945,029
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month CME Term SOFR + 3.662%) (E)(F)	9.077	04-20-34		1,300,000	1,250,223
Wellfleet CLO, Ltd.
Series 2020-2A, Class DR (3 month CME Term SOFR + 4.062%) (E)(F)	9.456	07-15-34		2,900,000	2,639,113
Series 2021-2A, Class D (3 month CME Term SOFR + 3.862%) (E)(F)	9.256	07-15-34		2,200,000	2,001,619

	Shares	Value
Common stocks 0.2%		$1,836,461
(Cost $5,630,447)
Communication services 0.2%		1,617,019
Entertainment 0.2%
Cineworld Group PLC (G)	80,799	1,449,362
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Communication services (continued)
Entertainment (continued)
Technicolor Creative Studios SA (G)	94,449	$167,657
Consumer discretionary 0.0%		96,645
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (C)(G)	120,071	96,645
Financials 0.0%		5
Insurance 0.0%
Jubilee Topco, Ltd. (C)(G)	4,772,269	5
Industrials 0.0%		11,722
Marine transportation 0.0%
Naviera Armas SA, Class A2 (C)(G)	2,453	0
Naviera Armas SA, Class A3 (G)	430	5,149
Naviera Armas SA, Class B2 (C)(G)	3,126	0
Naviera Armas SA, Class B3 (G)	549	6,573
Information technology 0.0%		111,070
Communications equipment 0.0%
Vantiva SA (G)	849,152	105,676
Software 0.0%

Avaya Holdings Corp. (G)	809	5,394

Exchange-traded funds 2.0%		$19,327,523
(Cost $19,290,749)
Invesco Senior Loan ETF (H)	445,836	9,317,972
SPDR Blackstone Senior Loan ETF	239,234	10,009,551

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Magellan Health, Inc. (C)(G)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 4.7%			$43,863,273
(Cost $43,863,077)
Short-term funds 4.7%			43,863,273
John Hancock Collateral Trust (I)	5.4088(J)	962,786	9,627,958
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.3000(J)	34,235,315	34,235,315
Total investments (Cost $997,371,270) 100.0%			$941,885,396
Other assets and liabilities, net (0.0%)			(25,817)
Total net assets 100.0%			$941,859,579

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	Non-income producing - Issuer is in default.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $9,214,344.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 11-30-23.
The fund had the following country composition as a percentage of net assets on 11-30-23:
United States	82.2%
Luxembourg	5.2%
Cayman Islands	3.5%
Canada	2.2%
United Kingdom	2.1%
Germany	1.3%
Netherlands	1.2%
Other countries	2.3%
TOTAL	100.0%
16	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,760,000	USD	1,898,022	CITI	3/27/2024	$27,284	—
EUR	18,060,000	USD	19,965,871	CITI	3/28/2024	—	$(208,732)
GBP	855,000	USD	1,040,255	CITI	4/10/2024	39,974	—
USD	1,964,466	EUR	1,760,000	CITI	3/27/2024	39,159	—
USD	59,178,279	EUR	54,210,000	CITI	3/28/2024	—	(125,959)
USD	5,900,723	EUR	5,550,000	MSCS	3/28/2024	—	(170,823)
USD	3,174,938	EUR	2,870,000	MSCS	11/6/2025	—	(47,175)
USD	9,563,191	GBP	7,860,000	CITI	4/10/2024	—	(367,334)
						$106,417	$(920,023)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$802,102,705	—	$800,948,318	$1,154,387
Corporate bonds	42,003,823	—	42,003,823	—
Asset backed securities	32,751,611	—	32,751,611	—
Common stocks	1,836,461	—	1,739,811	96,650
Exchange-traded funds	19,327,523	$19,327,523	—	—
Escrow certificates	—	—	—	—
Short-term investments	43,863,273	43,863,273	—	—
Total investments in securities	$941,885,396	$63,190,796	$877,443,563	$1,251,037
Derivatives:
Assets
Forward foreign currency contracts	$106,417	—	$106,417	—
Liabilities
Forward foreign currency contracts	(920,023)	—	(920,023)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
18	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	962,786	—	$139,802,750	$(130,176,650)	$1,662	$196	$152,662	—	$9,627,958
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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